Derivative Instruments - Potential Effect of Netting Arrangements, Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	$ 178.9	$ 339.1
Financial Instruments	(4.4)	(8.5)
Cash Collateral Received	(171.7)	(327.6)
Net Amount	2.8	3.0
A
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	18.1	46.1
Financial Instruments	(2.6)	(4.2)
Cash Collateral Received	(15.5)	(41.9)
Net Amount	0.0	0.0
B
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	60.1	63.6
Financial Instruments	(0.6)	(1.4)
Cash Collateral Received	(59.5)	(62.2)
Net Amount	0.0	0.0
C
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	18.7	13.2
Financial Instruments	0.0	0.0
Cash Collateral Received	(18.7)	(13.2)
Net Amount	0.0	0.0
E
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	11.8	21.3
Financial Instruments	0.0	0.0
Cash Collateral Received	(11.8)	(21.3)
Net Amount	0.0	0.0
F
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets		31.6
Financial Instruments		(1.3)
Cash Collateral Received		(29.0)
Net Amount		1.3
G
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	15.9	30.2
Financial Instruments	0.0	0.0
Cash Collateral Received	(15.6)	(30.2)
Net Amount	0.3	0.0
H
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	11.0	51.9
Financial Instruments	(0.5)	(1.0)
Cash Collateral Received	(10.5)	(50.9)
Net Amount	0.0	0.0
I
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	16.3	34.6
Financial Instruments	0.0	0.0
Cash Collateral Received	(16.0)	(32.9)
Net Amount	0.3	1.7
J
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets		42.7
Financial Instruments		0.0
Cash Collateral Received		(42.7)
Net Amount		0.0
Other
Offsetting Assets [Line Items]
Fair Value Presented in the Balance Sheets	27.0	3.9
Financial Instruments	(0.7)	(0.6)
Cash Collateral Received	(24.1)	(3.3)
Net Amount	$ 2.2	$ 0.0